UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208

(Address of principal executive offices)(Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy.

Dover, DE 19901

(Name and address of agent for service)

With a copy to:

John H. Lively, Esq.

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

2041 W. 141st Terrace

Suite 119

Leawood, KS 66224

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/13

Item 1. Schedule of Investments.

Geier Strategic Total Return Fund

Schedule of Investments

January 31, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 1.01%

Materials - 1.01%
Freeport-McMoRan Copper & Gold, Inc.	10,000	$352,500

TOTAL COMMON STOCKS (Cost $356,084)		352,500

Mutual Funds - 5.54%

Central Fund of Canada, Ltd. - Class A (a) (e)	90,000	1,930,500

TOTAL MUTUAL FUNDS (Cost $1,826,947)		1,930,500

	Principal Amount
Corporate Bonds - 11.77%
Ally Financial, Inc., 7.125%, 10/15/2017	$250,000	247,497
AngloGold Holdings PLC, 5.125%, 08/01/2022 (g)	200,000	203,229
Atlas Pipeline Partners, 8.750%, 06/15/2018 (f)	250,000	268,156
Citigroup, Inc., 0.581%, 06/09/2016 (b)	250,000	239,884
Federal Farm Credit Bank, 5.875%, 08/16/2021	250,000	257,015
General Electric Capital Corp., 0.505%, 01/08/2016 (b)	250,000	247,220
Goldman Sachs Capital II, 4.000%, 06/01/2043 (b)	250,000	204,375
Kemper Corp., 6.000%, 05/15/2017	250,000	272,158
Lincoln National Corp., 7.000%, 05/17/2066 (b)	250,000	257,750
Macys Retail Holdings, Inc., 7.450%, 10/15/2016	500,000	599,147
Quicksilver Resources, Inc., 8.250%, 08/01/2015	250,000	242,500
SLM Corp., 3.244%, 11/1/2016 (b)	300,000	281,250
Tyson Foods, Inc., 6.600%, 04/01/2016	350,000	403,931
Whirlpool Corp., 6.500%, 06/15/2016	325,000	371,173

TOTAL CORPORATE BONDS (Cost $4,013,477)		4,095,285

Municipal Bonds - 30.65%

Carroll County Water Authority, 3.000%, 07/01/2015	60,000	63,124
City of Alexandria, LA, 1.095%, 06/01/2015	300,000	300,102
City of Broussard, LA, Sales Tax Revenue, 1.000%, 05/01/2013	110,000	110,086
City of Denton, TX, 5.000%, 02/15/2021	560,000	676,564
City of Edgewood, WA, 3.900%, 12/01/2019	280,000	314,642
City of Garland, TX, 4.375%, 02/15/2025	100,000	108,058
City of Las Vegas NV, 5.900%, 05/01/2024	235,000	250,482
City of Port St. Lucie, FL, 4.000%, 07/01/2013	50,000	50,770
City of San Antonio, TX, 5.000%, 08/01/2014	100,000	107,008
Colorado Housing & Finance Authority, 1.110%, 05/01/2014 (b)	100,000	100,359
County of Bertie, NC, 1.000%, 11/01/2013	200,000	200,648
County of Bertie, NC, 2.000%, 11/01/2014	200,000	204,450
County of Bertie, NC, 2.000%, 11/01/2016	35,000	36,163
County of Bertie, NC, 2.000%, 11/01/2017	35,000	36,269
County of Bertie, NC, 2.000%, 11/01/2018	50,000	51,901
County of Douglas, MN, 3.000%, 08/01/2013	250,000	253,370
County of Mahoning OH, 5.500%, 12/01/2025	75,000	82,859
County of Maury, TN, 3.000%, 04/01/2016	530,000	565,918
County of New Hanover, NC, 4.000%, 12/01/2018	190,000	219,019
County of Wayne MI, 9.250%, 12/01/2025	250,000	282,755
Florida State Board of Governors, 4.000%, 07/01/2018	260,000	293,049
Georgia State Road & Tollway Authority, 5.000%, 06/01/2016	100,000	114,024
Indiana Bond Bank, 5.790%, 01/15/2025	250,000	256,390
Louisiana State University & Agricultural & Mechanical College, 4.000%, 07/01/2014	100,000	104,607
Maryland Stadium Authority, 1.900%, 06/15/2018	420,000	417,682
Maryland State Transportation Authority, 5.000%, 07/01/2017	400,000	472,388
Medical Center Educational Building Corp., 3.000%, 06/01/2015	100,000	104,579
Metropolitan Nashville Airport Authority, 6.793%, 07/01/2029	130,000	144,017
New York City Transitional Finance Authority Future Tax Secured Revenue; 5.000%, 11/01/2020	100,000	109,958
North Texas Municipal Water District, 3.250%, 06/01/2015	50,000	52,825
South Carolina State Public Service Authority, 5.000%, 01/01/2019	510,000	623,745
State of Florida, 5.000%, 06/01/2016	220,000	251,165
State of Louisiana, 5.000%, 05/01/2019	300,000	367,110
State of Mississippi, 3.000%, 11/01/2018	250,000	277,228
State of North Carolina, 4.000%, 06/01/2016	100,000	104,879
Tarrant County Cultural Education Facilities Finance Corp., 5.000%, 11/15/2014	175,000	188,724
Texas State University Systems, 5.000%, 03/15/2022	100,000	116,942
Texas Tech University, 5.000%, 08/15/2020	535,000	662,662
University of Arkansas, 3.000%, 12/01/2023	340,000	349,088
University of Missouri, 4.000%, 11/01/2016	270,000	302,611
University of South Carolina, 2.000%, 05/01/2013	245,000	245,911
University of South Carolina, 5.000%, 05/01/2025	325,000	381,774
Utah State Board of Regents, 4.000%, 04/01/2019	305,000	350,250
Vermont State Colleges, 6.101%, 07/01/2025	310,000	338,300
Virginia Public Building Authority, 5.500%, 08/01/2027	20,000	22,841

TOTAL MUNICIPAL BONDS (COST $10,568,059)		10,667,296

See accompanying notes which are an integral part of these financial statements.

Geier Strategic Total Return Fund

Schedule of Investments - continued

January 31, 2013

(Unaudited)

	Principal Amount	Fair Value
U.S. Government Securities - 24.43%

TIP, 0.125%, 04/15/2017	$2,000,000	$2,181,954
TIP, 0.125%, 07/15/2022	2,000,000	2,163,202
TIP, 2.500%, 01/15/2029	1,000,000	1,522,647
U.S. Treasury N/B, 6.125%, 08/15/2029	250,000	367,109
U.S. Treasury N/B, 8.750%, 05/15/2020	1,500,000	2,269,336

TOTAL U.S. GOVERNMENT SECURITIES (Cost $8,185,374)		8,504,248

Mortgage Backed Securities - 4.71%
Countrywide Alternative Loan Trust, 0.494%, 05/25/2034 (b)	489,937	464,188
Credit Suisse First Boston Mortgage Securities Corp., 2.747%, 10/25/2033 (b)	206,618	203,621
Freddie Mac REMICS, 0.000%, 06/15/2036 (b)	116,504	114,377
Government National Mortgage Association, 0.000%, 01/20/2038 (b)	457,012	442,819
Morgan Stanley Mortgage Loan Trust, 2.774%, 10/25/2034 (b)	234,307	233,524
Structured Asset Securities Corp., 2.769%, 04/25/2033 (b)	181,770	179,968

TOTAL MORTGAGE BACKED SECURITIES (Cost $1,574,279)		1,638,497

	Shares
Exchange-Traded Funds - 4.57%
Sprott Physical Gold Trust (c) (e)	50,000	714,500
Sprott Physical Platinum and Palladium Trust (c) (e)	25,000	249,250
Sprott Physical Silver Trust (c) (e)	50,000	626,500

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,688,184)		1,590,250

Preferred Stocks - 0.77%
Public Storage, 6.350%, callable 07/26/2016	10,000	268,000

TOTAL PREFERRED STOCKS (Cost $250,000)		268,000

Money Market Securities - 17.14%
Fidelity Institutional Treasury Only Portfolio - Class I, 0.01% (d)	5,964,110	5,964,110

TOTAL MONEY MARKET SECURITIES (Cost $5,964,110)		5,964,110

TOTAL INVESTMENTS (Cost $34,426,514) - 100.59%		$35,010,686

Liabilities in excess of other assets - (0.59%)		(204,400)

TOTAL NET ASSETS - 100.00%		$34,806,286

(a)	Closed-end Fund.
(b)	Variable rate security, the coupon rate shown represents the rate at January 31, 2013.
(c)	Non-income producing.
(d)	Variable rate security; the rate shown represents the yield at January 31, 2013.
(e)	Passive foreign investment company.
(f)	Limited Partnership.
(g)	Foreign corporate bond denominated in U.S. dollars.

Tax Related - As of January 31, 2013, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:
Unrealized appreciation	557,816
Unrealized depreciation	(155,225)

Net unrealized appreciation (depreciation)	$402,591

Aggregate cost of securities for income tax purposes	$34,608,095

See accompanying notes which are an integral part of these financial statements.

Geier Strategic Total Return Fund

Related Notes to the Schedule of Investments

January 31, 2013

(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The First In, First Out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions from Limited Partnerships are recognized on the ex-date. Income or loss from Limited Partnerships is reclassified in the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, exchange-traded funds, closed-end funds, and preferred stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Geier Strategic Total Return Fund

Related Notes to the Schedule of Investments – continued

January 31, 2013

(Unaudited)

Fixed income securities such as corporate bonds, municipal bonds, U.S. government securities, and mortgage-backed securities when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invest in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

Geier Strategic Total Return Fund

Related Notes to the Schedule of Investments – continued

January 31, 2013

(Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2013:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$352,500	$—	$—	$352,500
Mutual Funds	1,930,500	—	—	1,930,500
Corporate Bonds	—	4,095,285	—	4,095,285
Municipal Bonds	—	10,667,296	—	10,667,296
U.S. Government Securities	—	8,504,248	—	8,504,248
Mortgage Backed Securities	—	1,638,497	—	1,638,497
Exchange-Traded Funds	1,590,250	—	—	1,590,250
Preferred Stocks	268,000	—	—	268,000
Money Market Securities	5,964,110	—	—	5,964,110

Total	$10,105,360	$24,905,326	$—	$35,010,686

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between all Levels as of January 31, 2013.

Granite Value Fund

Schedule of Investments

January 31, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 99.67%
Consumer Discretionary - 15.82%
Comcast Corp. - Class A	4,340	$165,267
General Motors Co. (a)	9,675	271,771
Staples, Inc.	15,650	210,962
Tesco plc (b)	11,375	193,489
TRW Automotive Holdings Corp. (a)	3,420	197,095

		1,038,584

Consumer Staples - 7.72%
Coca-Cola Co. / The	4,735	176,331
Unilever PLC (b)	4,020	163,574
Wal-Mart Stores, Inc.	2,385	166,831

		506,736

Energy - 20.31%
Apache Corp.	2,395	200,605
Exxon Mobil Corp.	2,455	220,876
QEP Resources, Inc.	5,995	175,953
Royal Dutch Shell PLC (b)	2,475	174,537
Southwestern Energy Co. (a)	5,835	200,140
Ultra Petroleum (a)	9,915	180,651
Unit Corp. (a)	3,745	180,247

		1,333,009

Financials - 21.16%
Aflac, Inc.	3,530	187,302
American Express Co.	3,265	192,015
American International Group, Inc. (a)	5,365	202,958
Berkshire Hathaway, Inc. - Class B (a)	2,690	260,742
Goldman Sachs Group, Inc. / The	1,280	189,261
Humana, Inc.	2,780	206,721
JPMorgan Chase & Co.	3,190	150,089

		1,389,088

Health Care - 8.58%
Johnson & Johnson	2,310	170,755
Sanofi (b)	4,250	206,890
UnitedHealth Group, Inc.	3,360	185,506

		563,151

Industrials - 8.70%
Boeing Co. / The	2,575	190,215
Fedex Corp.	2,075	210,509
Lockheed Martin Corp.	1,960	170,265

		570,989

See accompanying notes which are an integral part of these financial statements.

Granite Value Fund

Schedule of Investments - continued

January 31, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 99.67% - continued

Information Technology - 14.42%
Accenture PLC - Class A	2,515	$180,803
Apple, Inc.	260	118,381
Cisco Systems, Inc.	9,555	196,546
International Business Machines Corp. (IBM)	425	86,305
Microsoft Corp.	5,890	161,798
Western Union	14,255	202,849

		946,682

Utilities - 2.96%
Calpine Corp. (a)	9,835	194,044

TOTAL COMMON STOCKS (Cost $6,058,922)		6,542,283

TOTAL INVESTMENTS (Cost $6,058,922) - 99.67%		$6,542,283

Other assets less liabilities - 0.33%		21,942

TOTAL NET ASSETS - 100.00%		$6,564,225

(a)	Non-income producing.
(b)	American Depositary Receipt.

Tax related At January 31, 2013, the net unrealized appreciation (depreciation) for tax purposes was as follows:
Unrealized appreciation	$561,164
Unrealized depreciation	(77,895)

Net unrealized appreciation	$483,269

Aggregate cost of securities for income tax purposes	$6,059,014

See accompanying notes which are an integral part of these financial statements.

Granite Value Fund

Related Notes to the Schedule of Investments

January 31, 2013

(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Granite Value Fund

Related Notes to the Schedule of Investments – continued

January 31, 2013

(Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invest in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2013:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$6,542,283	$—	$—	$6,542,283
Total	$6,542,283	$—	$—	$6,542,283

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. During the fiscal period ended January 31, 2013, there were no transfers between levels.

Green Owl Intrinsic Value Fund

Schedule of Investments

January 31, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 98.45%

Consumer Discretionary - 26.69%
Bed Bath & Beyond, Inc. (a)	17,815	$1,045,740
Biglari Holdings, Inc. (a)	2,082	768,008
CarMax, Inc. (a)	28,225	1,112,630
Coach, Inc.	5,700	290,700
J.C. Penney Co., Inc.	4,450	90,469
Kohl’s Corp.	25,475	1,179,238
Lowe’s Companies, Inc. (b)	36,150	1,380,569
Target Corp.	19,710	1,190,681
Walt Disney Co. / The	16,335	880,130

		7,938,165

Consumer Staples - 13.44%
Coca-Cola Co. / The	11,570	430,867
CVS Caremark Corp.	18,290	936,448
Procter & Gamble Co. / The	5,875	441,565
Sysco Corp.	15,840	503,237
Wal-Mart Stores, Inc.	11,365	794,982
Walgreen Co.	22,315	891,707

		3,998,806

Financials - 30.33%
American Express Co.	9,665	568,399
American International Group, Inc. (a)	24,650	932,509
Bank of America Corp.	77,300	875,036
Bank of New York Mellon Corp. / The	42,160	1,145,066
Berkshire Hathaway, Inc. - Class B (a)	24,165	2,342,313
Franklin Resources, Inc.	3,865	529,041
Goldman Sachs Group, Inc. / The	4,500	665,370
Jefferies Group, Inc.	16,000	318,880
Wells Fargo & Co.	47,250	1,645,718

		9,022,332

Health Care - 8.10%
Abbott Laboratories	8,630	292,384
AbbVie, Inc.	8,630	316,635
Becton, Dickinson and Co.	10,415	875,277
Johnson & Johnson	12,495	923,630

		2,407,926

Industrials - 9.16%
Boeing Co. / The	8,820	651,533
Expeditors International of Washington, Inc.	14,235	610,682
Robert Half International, Inc.	25,360	893,686
United Parcel Service, Inc. (UPS) - Class B	7,170	568,509

		2,724,410

See accompanying notes which are an integral part of these financial statements.

Green Owl Intrinsic Value Fund

Schedule of Investments - continued

January 31, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 98.45% - continued

Information Technology - 10.73%
Accenture PLC - Class A	12,315	$885,325
Apple, Inc.	2,616	1,191,091
Automatic Data Processing, Inc.	6,895	408,805
Google, Inc. - Class A (a)	803	606,819
Hewlett-Packard Co.	5,950	98,234

		3,190,274

TOTAL COMMON STOCKS (Cost $25,171,405)		29,281,913

Money Market Securities - 3.39%

Federated Treasury Obligations Fund, 0.01% (d)	1,008,206	$1,008,206

TOTAL MONEY MARKET SECURITIES (Cost $1,008,206)		1,008,206

TOTAL INVESTMENTS (Cost $26,179,611) - 101.84%		$30,290,119

TOTAL WRITTEN CALL OPTIONS (Premiums Received $10,482) - (0.05)%		$(14,630)

Liabilities in excess of other assets - (1.79%)		(531,179)

TOTAL NET ASSETS - 100.00%		$29,744,310

(a)	Non-income producing
(b)	All or a portion of this security is held for collateral for written call options.
(c)	American Depositary Receipt
(d)	Variable rate security; the rate shown represents the 7-day yield at January 31, 2013.

Tax related At January 31, 2012, the net unrealized appreciation (depreciation) of investments, including written options for tax purposes was as follows:
Unrealized appreciation	4,285,219
Unrealized depreciation	(178,859)

Net unrealized appreciation (depreciation)	$4,106,360

Aggregate cost of securities for income tax purposes	$26,169,129

See accompanying notes which are an integral part of these financial statements.

Green Owl Intrinsic Value Fund

Schedule of Written Options

January 31, 2013

(Unaudited)

	Outstanding Contracts	Fair Value
Written Call Options - (0.05)%

Information Technology - (0.05)%
Lowe’s Companies, Inc./ July 2013/ Strike $38.00 (a)	(55)	$(14,630)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $10,482) - (0.05)%		$(14,630)

(a)	The call contract has a multiplier of 100 shares.

See accompanying notes which are an integral part of these financial statements.

Green Owl Intrinsic Value Fund

Related Notes to the Schedule of Investments

January 31, 2013

(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The First In, First Out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Writing Options - The Fund may write covered call options on equity securities or futures contracts that the Fund is eligible to purchase to extend a holding period to obtain long-term capital gain treatment, to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. The Fund may write covered call options if, immediately thereafter, not more than 30% of its net assets would be committed to such transactions. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is “covered” if the Fund owns the underlying security subject to the call option at all times during the option period. When the Fund writes a covered call option, it maintains a segregated account with its Custodian or as otherwise required by the rules of the exchange the underlying security, cash or liquid portfolio securities in an amount not less than the exercise price at all times while the option is outstanding. See Note 4 for additional disclosures.

The Fund will receive a premium from writing a call option, which increases the Fund’s return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. However, there is no assurance that a closing transaction can be affected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

The Fund may write put options on equity securities and futures contracts that the Fund is eligible to purchase to earn premium income or to assure a definite price for a security if it is considering acquiring the security at a lower price than the current market price or to close out options previously purchased. The Fund may not write a put option if, immediately thereafter, more than 25% of its net assets would be committed to such transactions. A put option gives the holder of the option the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price at any time during the option period. The operation of put options in other respects is substantially identical to that of call options. When the Fund writes a put option, it maintains in a segregated account with its Custodian cash or liquid portfolio securities in an amount not less than the exercise price at all times while the put option is outstanding.

The Fund will receive a premium from writing a put option, which increases the Fund’s return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. The risks involved in writing put options include the risk that a closing transaction cannot be effected at a favorable price and the possibility that the price of the underlying security may fall below the exercise price, in which case the Fund may be required to purchase the underlying security at a higher price than the market price of the security at the time the option is exercised, resulting in a potential capital loss unless the security subsequently appreciates in value.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Green Owl Intrinsic Value Fund

Related Notes to the Schedule of Investments - continued

January 31, 2013

(Unaudited)

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, municipal bonds, U.S. government securities, and mortgage-backed securities when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Green Owl Intrinsic Value Fund

Related Notes to the Schedule of Investments - continued

January 31, 2013

(Unaudited)

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invest in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2013:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$29,281,913	$—	$—	$29,281,913
Money Market Securities	1,008,206	—	—	1,008,206

Total	$30,290,119	$—	$—	$30,290,119

*	Refer to the Schedule of Investments for industry classifications.

	Valuation Inputs
Liabilities	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Options Contracts	$(14,630)	$—	$—	$(14,630)

Total	$(14,630)	$—	$—	$(14,630)

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the period ended January 31, 2013.

Green Owl Intrinsic Value Fund

Related Notes to the Schedule of Investments - continued

January 31, 2013

(Unaudited)

Call options written are presented separately on the Statement of Assets and Liabilities as a liability at fair value and on the Statement of Operations under change in unrealized appreciation (depreciation) on options contracts, respectively. There were no realized gains or losses on written call options during the fiscal year ended January 31, 2013.

Written Call Options	Written Call Options at fair value	$14,630
Written Call Options	Unrealized appreciation on Options Contracts	$4,148
Written Call Options	Unrealized depreciation on Options Contracts	$—

For the period ended January 31, 2013 :

Derivatives	Location of Gain (Loss) on Derivatives on Statements of Operations	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk:
Written Call Options	Net realized and unrealized gain (loss) on options contracts	$16,268	$10,707

Transactions in written options by the Fund during the period ended January 31, 2013, were as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2012	4	$21,095
Options written	55	10,482
Options terminated in closing purchase transactions	(4)	(21,095)

Options outstanding at January 31, 2013	55	$10,482

BRC Large Cap Focus Equity Fund

Schedule of Investments

January 31, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 98.30%

Consumer Discretionary - 20.18%
Gap, Inc./The	173	$5,654
Leggett & Platt, Inc.	185	5,446
Northrop Grumman Corp.	78	5,073
PetSmart, Inc.	73	4,775
Robert Half International, Inc.	192	6,766
TJX Companies, Inc./The	122	5,512
Wyndham Worldwide Corp.	96	5,356

		38,582

Consumer Staples - 5.97%
Church & Dwight Co., Inc.	100	5,779
CVS Caremark Corp.	110	5,632

		11,411

Energy - 8.78%
ConocoPhillips	87	5,046
Marathon Petroleum Corp.	81	6,011
Valero Energy Corp.	131	5,729

		16,786

Financials - 21.13%
Aetna, Inc	136	6,559
Allstate Corp. / The	139	6,102
BlackRock, Inc	24	5,671
Discover Financial Services	126	4,837
Fifth Third Bancorp	351	5,718
JPMorgan Chase & Co.	123	5,787
Travalers Companies, Inc./The	73	5,728

		40,402

Health Care - 5.90%
McKesson Corp.	55	5,788
Mylan, Inc. (a)	194	5,484

		11,272

Industrials - 5.86%
AMETEK, Inc.	139	5,698
Quanta Services, Inc. (a)	190	5,504

		11,202

See accompanying notes which are an integral part of these financial statements.

BRC Large Cap Focus Equity Fund

Schedule of Investments - continued

January 31, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 98.30% - continued

Information Technology - 14.95%
Maxim Intergrated Products, Inc.	179	$5,630
Motorola Solutions, Inc.	97	5,664
Oracle Corp.	165	5,859
QUALCOMM, Inc.	80	5,282
Symantec Corp. (a)	282	6,139

		28,574

Materials - 6.30%
Eastman Chemical Co.	89	6,332
FMC Corp.	93	5,717

		12,049

Telecmmunication Services - 6.10%
CBS Corp. - Class B	143	5,966
CenturyLink, Inc.	141	5,703

		11,669

Utilities - 3.13%
NRG Energy, Inc.	249	5,976

TOTAL COMMON STOCKS (Cost $177,801)		187,923

Money Market Securities - 0.50%
Fidelity Institutional Money Market Portfolio - Institutional shares, 0.16% (b)	947	947

TOTAL MONEY MARKET SECURITIES (Cost $947)		947

TOTAL INVESTMENTS (Cost $178,748) - 98.80%		$188,870

Other assets less liabilities - 1.20%		2,303

TOTAL NET ASSETS - 100.00%		$191,173

(a) Non-income producing.
(b) Variable rate security; the rate shown represents the yield at January 31, 2013.

Tax related: At January 31, 2013, the net unrealized appreciation (depreciation) for tax purposes was as follows:
Unrealized appreciation		$10,877
Unrealized depreciation		(755)

Net unrealized appreciation		$10,122

Aggregate cost of securities for income tax purposes		$178,748

See accompanying notes which are an integral part of these financial statements.

BRC Large Cap Focus Equity Fund

Related Notes to the Schedule of Investments

January 31, 2013

(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

BRC Large Cap Focus Equity Fund

Related Notes to the Schedule of Investments – continued

January 31, 2013

(Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invest in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2013:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$187,923	$—	$—	$187,923
Money Market Securities	947	—	—	947

Total	$188,870	$—	$—	$188,870

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. During the fiscal period ended January 31, 2013, there were no transfers between levels.

The Sound Mind Investing Funds

The Sound Mind Investing Fund

Schedule of Investments

January 31, 2013

(Unaudited)

	Shares	Fair Value
Mutual Funds - 99.48%

Mutual Funds Greater Than 1% of The Sound Mind Investing Fund’s Net Assets - 97.15%

Artisan International Fund - Investor Class	406,891	10,485,571
BBH Core Select Fund - Class N	381,304	6,958,791
Dreyfus Opportunistic Small Cap Fund (a) (b)	391,425	11,390,458
Fairholme Fund (a)	460,971	15,170,568
Fidelity Advisor Large Cap Fund - Institutional Class	267,997	6,051,367
Fidelity Advisor Value Strategies Fund - Institutional Class (b)	408,649	13,023,637
Fidelity Capital Appreciation Fund	211,515	6,478,697
Fidelity Leveraged Company Stock Fund	378,796	13,038,158
Fidelity Mega Cap Stock Fund	546,551	6,815,494
Fidelity Small Cap Discovery Fund	608,588	15,786,768
Hennessy Cornerstone Growth Fund - Retail Class (a) (b)	587,175	7,844,664
Hotchkis and Wiley Mid-Cap Value Fund - Institutional Class (b)	535,968	16,566,781
John Hancock Large Cap Equity Fund - Institutional Class	193,320	5,961,991
John Hancock US Global Leaders Growth Fund - Institutional Class (a) (b)	274,867	10,488,924
Legg Mason Capital Management Opportunity Trust - Institutional Class (a) (b)	1,288,302	15,768,819
Longleaf Partners International Fund	396,487	6,014,714
Longleaf Partners Small-Cap Fund	128,493	3,937,024
Mairs & Power Growth Fund	169,398	15,178,081
Neuberger Berman Focus Fund - Institutional Class (b)	573,444	13,607,818
Nicholas Fund, Inc. (a)	194,015	10,009,255
Oakmark International Fund - Institutional Class	580,096	12,976,735
Thornburg Core Growth Fund - Institutional Class (a) (b)	650,555	13,694,179
TIAA-CREF International Equity Fund - Institutional Class	1,345,235	13,304,376
Wasatch International Growth Fund (b)	283,744	6,926,199

TOTAL MUTUAL FUNDS GREATER THAN 1% OF THE SOUND MIND INVESTING FUND’S NET ASSETS (Cost $235,360,057)		257,479,069

Mutual Funds Less Than 1% of The Sound Mind Investing Fund’s Net Assets - 2.33% (c)

Allianz NFJ Dividend Value Fund - Institutional Class	200	2,670
Allianz NFJ Small-Cap Value Fund - Institutional Class	162	5,185
American Century International Discovery Fund - Institutional Class	250	2,657
Artisan International Small Cap Fund - Investor Class	77,010	1,792,016
Artisan International Value Fund - Investor Class	150	4,779
Artisan Mid Cap Value Fund - Investor Class	200	4,468
Artisan Small Cap Fund - Investor Class (a)	150	3,321
Artisan Small Cap Value Fund - Investor Class	150	2,418
Aston TAMRO Small Cap Fund - Institutional Class (a)	100	2,100
Berwyn Fund - Institutional Class	100	3,386
BlackRock International Opportunities Portfolio - Institutional Class	100	3,531
Bridgeway Small Cap Growth Fund - Class N (a)	205	2,665
Bridgeway Small Cap Value Fund - Class N	179	3,070
Brown Capital Management Small Company Fund - Investor Class (a)	109	5,870
Buffalo Small Cap Fund (a)	150	4,441
Columbia Acorn International - Class Z	100	4,238
Columbia Acorn Select - Class Z (a)	150	4,067
Columbia Small Cap Growth I Fund - Class Z	100	2,916
Columbia Value and Restructuring Fund - Class Z (a)	50	2,339
Delaware Select Growth Fund - Institutional Class (a)	100	4,415
Delaware Small Cap Value Fund - Institutional Class	100	4,485
Delaware SMID Cap Growth Fund - Institutional Class (a)	100	2,827
Delaware Value Fund - Institutional Class	144	1,892
DFA International Small Company Portfolio - Institutional Class	100	1,663
DFA U.S. Small Cap Value Portfolio	100	2,793
Dodge & Cox Stock Fund	11,026	1,426,795
Dreyfus Opportunistic MidCap Value Fund - Class A	100	3,457
DWS Dreman Small Cap Value Fund - Institutional Class	85	3,321
Fidelity Mid-Cap Stock Fund	150	4,683
Fidelity Small Cap Stock Fund	150	2,860
Franklin Small Cap Value Fund - Advisor Class	100	5,111

See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds

The Sound Mind Investing Fund

Schedule of Investments - continued

January 31, 2013

(Unaudited)

	Shares	Fair Value
Mutual Funds - 93.83% - continued

Mutual Funds Less Than 1% of The Sound Mind Investing Fund’s Net Assets - 2.33% (c) - continued

Hartford International Opportunities Fund - Class Y	248	$4,000
Heartland Value Fund (a)	100	4,189
Hennessy Focus Fund - Investor Class	100	5,184
Invesco Van Kampen American Value Fund - Institutional Class	100	3,405
Janus Contrarian Fund - Class T	24,323	385,027
Janus Overseas Fund - Class T	100	3,581
Janus Venture Fund - Class T (a)	100	5,780
JPMorgan Mid Cap Value Fund - Institutional Class	100	2,949
JPMorgan Small Cap Equity Fund - Class S	226	9,174
Longleaf Partners Fund	150	4,312
Morgan Stanley Institutional Fund, Inc. - International Small Cap Portfolio - Institutional Class (a)	37	467
Neuberger Berman Genesis Fund - Institutional Class	100	5,154
Oakmark International Small Cap Fund - Institutional Class	150	2,204
Oakmark Select Fund - Institutional Class	71,840	2,354,920
Oberweis Micro-Cap Fund (a)	175	2,247
Oppenheimer International Small Company Fund - Class Y	100	2,374
Oppenheimer Small & Mid Cap Value Fund - Class Y	100	3,544
Perkins Mid Cap Value Fund - Class T	200	4,542
Principal SmallCap Growth Fund I - Institutional Class (a)	200	2,336
Royce Low-Priced Stock Fund - Investor Class	150	2,131
Royce Opportunity Fund - Investor Class (a)	151	1,936
Royce Premier Fund - Investor Class	300	6,057
Royce Special Equity Fund - Institutional Class	150	3,288
Royce Special Equity Fund - Investor Class	100	2,204
Royce Value Fund - Institutional Class	100	1,170
T. Rowe Price International Discovery Fund - Retail Class	150	7,155
T. Rowe Price New Horizon Fund - Retail Class (a)	100	3,549
T. Rowe Price Small-Cap Value Fund - Retail Class	100	4,152
Tweedy Browne Global Value Fund	150	3,649
Vanguard Strategic Equity Fund - Investor Class	100	2,289
Wasatch Emerging Markets Small Cap Fund	1,000	2,870

TOTAL MUTUAL FUNDS LESS THAN 1% OF THE SOUND MIND INVESTING FUND’S NET ASSETS (Cost $6,039,405) (c)		6,166,278

TOTAL MUTUAL FUNDS (Cost $241,399,462)		263,645,347

Exchange-Traded Funds - 0.46%
WisdomTree International Small Cap Dividend Fund	22,600	1,228,084

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,189,678)		1,228,084

Money Market Securities - 0.20%

Fidelity Institutional Money Market Portfolio - Class I, 0.16% (d)	521,571	521,571

TOTAL MONEY MARKET SECURITIES (Cost $521,571)		521,571

TOTAL INVESTMENTS (Cost $243,110,711) - 100.14%		$265,395,002

Liabilities in excess of other assets - (0.14)%		(367,015)

TOTAL NET ASSETS - 100.00%		$265,027,987

(a)	Non-income producing.
(b)	A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer’s total outstanding shares during any period of less than thirty days.
(c)	Small investments are occasionally retained in mutual funds that are closed to new investment, or in the manager’s opinion are at risk to close, so as to allow the Fund the flexibility to reinvest in these funds in the future.
(d)	Variable rate security; the money market rate shown represents the rate at January 31, 2013.

Tax Related - As of January 31, 2013, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:
Unrealized appreciation	$22,289,032
Unrealized depreciation	(6,269)

Unrealized appreciation (depreciation)	$22,282,763

Aggregate cost of securities for income tax purposes	$243,112,239

See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds

The Sound Mind Investing Balanced Fund

Schedule of Investments

January 31, 2013

(Unaudited)

	Principal Amount	Fair Value
Corporate Bonds - 9.37%

Ally Financial, Inc., 3.125%, 01/15/2016	$25,000	$25,272
Ally Financial, Inc., 5.500%, 02/15/2017	55,000	59,397
Ally Financial, Inc., 7.500%, 09/15/2020	65,000	78,406
American International Group, 5.050%, 10/01/2015	70,000	76,876
American International Group, 3.800%, 03/22/2017	70,000	75,528
American International Group, 6.400%, 12/15/2020	50,000	61,313
Bank of America Corp., 4.500%, 04/01/2015	200,000	213,006
Bank of America Corp., 1.500%, 10/09/2015	160,000	160,523
Daimler Finance North America LLC, 1.250%, 01/11/2016 (a)	90,000	90,132
Entergy Arkansas, Inc., 5.000%, 07/01/2018	35,000	34,950
Entergy Texas, Inc., 3.600%, 06/01/2015	55,000	57,577
Ford Motor Credit Co. LLC, 3.875%, 01/15/2015	100,000	103,976
Ford Motor Credit Co. LLC, 3.984%, 06/15/2016 (a)	65,000	68,977
Ford Motor Credit Co. LLC, 4.250%, 02/03/2017	90,000	96,033
Ford Motor Credit Co. LLC, 5.000%, 05/15/2018	140,000	153,831
General Electric Cap Corp., 1.000%, 12/11/2015	90,000	90,493
General Electric Cap Corp., 1.000%, 01/08/2016	90,000	90,028
Goldman Sachs Group, Inc., 5.500%, 11/15/2014	80,000	86,112
Goldman Sachs Group, Inc., 3.700%, 08/01/2015	45,000	47,495
Goldman Sachs Group, Inc., 1.600%, 11/23/2015	85,000	85,476
Goldman Sachs Group, Inc., 3.625%, 02/07/2016	275,000	299,127
Hartford Financial Services Group, 5.500%, 10/15/2016	60,000	67,148
Hartford Financial Services Group, 5.375%, 03/15/2017	65,000	73,185
JPMorgan Chase & Co., 3.700%, 01/20/2015	35,000	36,895
JPMorgan Chase & Co., 1.201%, 01/25/2018 (b)	105,000	105,584
JPMorgan Chase & Co., 3.250%, 09/23/2022	55,000	55,180
Liberty Mutual Group, 6.700%, 08/15/2016 (a)	25,000	28,818
Liberty Mutual Group, 5.000%, 06/01/2021 (a)	60,000	65,271
MetLife Institutional Funding II, 0.675%, 01/06/2015 (a) (b)	75,000	75,123
Morgan Stanley, 4.200%, 11/20/2014	105,000	109,829
Nationwide Financial Services, 5.375%, 03/25/2021 (a)	155,000	170,408
Principal Life Global Funding II, 0.930%, 07/09/2014 (a) (b)	20,000	20,006
Prudential Holdings, LLC, 8.695%, 12/18/2023 (a)	41,000	52,773
Prudential Insurance Co. of America/The, 8.300%, 07/01/2025 (a)	85,000	115,836

TOTAL CORPORATE BONDS (Cost $2,909,952)		3,030,584

Foreign Bonds Denominated in US Dollars - 0.89%

Barclays Bank PLC, 3.900%, 04/07/2015	60,000	63,696
Deutsche Bank AG / London, 4.875%, 05/20/2013	45,000	45,589
ING Bank NV, 3.750%, 03/07/2017 (a)	165,000	176,462

TOTAL FOREIGN BONDS DENOMINATED IN US DOLLARS (Cost $270,557)		285,747

See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds

The Sound Mind Investing Balanced Fund

Schedule of Investments - continued

January 31, 2013

(Unaudited)

	Principal Amount	Fair Value
U. S. Treasury Notes - 7.60%

U.S. Treasury Note, 0.125%, 07/31/2014	$475,000	$474,406
U.S. Treasury Note, 1.625%, 08/15/2022	1,260,000	1,220,034
U.S. Treasury Note, 2.750%, 08/15/2042	830,000	763,211

TOTAL U.S. TREASURY NOTES (Cost $2,476,599)		2,457,651

Asset-Backed Securities - 16.99%

Ally Master Owner Trust, Series 2011-1, Class A1, 1.071%, 01/15/2016 (b)	140,000	140,868
American Airlines 2011-1 Class A Pass Through Trust, 5.250%, 01/31/2021	28,418	30,408
American Express Credit Account Master Trust 2010-1 Class A, 0.451%, 11/16/2015 (b)	40,000	40,020
Banc of America Commerical Mortgage, Inc., Series 2006-3, Class A4, 5.889%, 07/10/2044 (b)	105,000	119,593
Bank of America Auto Trust, Series 2012-1, Class A2, 0.590%, 11/17/2014	76,187	76,263
Bear Stearns Commercial Mortgage Securities, Series 2003-PWR2, Class A4, 5.186%, 05/11/2039 (b)	32,586	33,092
Burlington Northern and Santa Fe Railway Co 2004-1 Pass Through Trust, 4.575%, 01/15/2021	53,446	56,687
Burlington Northern and Santa Fe Railway Co 2005-4 Pass Through Trust, 4.967%. 04/01/2023	20,726	22,829
Chase Issuance Trust, Series 2011-A2, Class A2, 0.291%, 05/15/2015 (b)	55,000	55,011
Chase Issuance Trust, Series 2008-A13, Class A13, 1.808%, 09/15/2015 (b)	40,000	40,382
Citigroup Commercial Mortgage Trust, Series 2004-C1, Class A4, 5.360%, 04/15/2040 (b)	35,000	36,633
Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A1, 0.666%, 11/15/2045	33,614	33,599
Credit Suisse First Boston Mortgage Securities, Series 2005-10, Class 7A1, 5.000%, 09/25/2015	1,879	1,890
Credit Suisse Mortgage Capital Certificate, Series 2009-12R, Class 41A1, 5.250%, 03/27/2037 (a)(b)	26,092	26,856
DBRR Trust, Series 2012-EZ1, Class A, 0.946%, 09/25/2045 (a)	148,277	148,509
Delta Air Lines 2007-1 Class A Pass Through Trust, Series 071A, 6.821%, 08/10/2022	85,163	96,345
Delta Air Lines 2012-1 Class A Pass Through Trust, Series 071A, 4.750%, 05/07/2020	30,000	32,475
Fannie Mae, Pool # 464398, 5.970%, 01/01/2040	19,383	23,345
Fannie Mae, Pool # 464400, 5.970%, 01/01/2040	14,537	16,603
Fannie Mae, Pool # 465468, 3.330%, 07/01/2020	86,873	95,330
Fannie Mae, Pool # 466284, 3.330%, 10/01/2020	96,703	104,890
Fannie Mae, Pool # 466319, 3.230%, 11/01/2020	106,112	114,418
Fannie Mae, Pool # 466582, 0.679%, 11/01/2020 (b)	650,000	654,005
Fannie Mae, Pool # 466890, 5.100%, 12/01/2040	24,391	27,061
Fannie Mae, Pool # 468338, 0.629%, 06/01/2018 (b)	120,000	120,277
Fannie Mae, Pool # 468625, 0.599%, 07/01/2018 (b)	50,000	50,033
Fannie Mae, Pool # 468910, 0.609%, 08/01/2018 (b)	185,299	189,173
Fannie Mae, Pool # AA4328, 4.000%, 04/01/2024	90,728	96,937
Fannie Mae, Pool AB2822, 2.500%, 03/01/2026	47,775	49,537
Fannie Mae Aces, Series 2012-M6, Class AFL, 0.702%, 06/25/2022 (b)	258,653	262,770
Fannie Mae REMICS, Series 2010-46, Class A, 4.000%, 05/25/2024	9,556	9,661
Ford Credit Auto Owners Trust, Series 2012-B, Class A2, 0.570%, 01/15/2015	107,546	107,642
Ford Credit Auto Owners Trust, Series 2012-C, Class A2, 0.470%, 04/15/2015	72,684	72,741
Freddie Mac REMICS, Series 3609, Class LA, 4.000%, 12/15/2024	90,788	96,423
Freddie Mac REMICS, Series 3873, Class DG, 3.000%, 07/15/2027	28,292	28,825
GE Capital Commercial Mortgage Corp., Series 2003-C2, Class A4, 5.145%, 07/10/2037	22,745	22,953
GE Capital Commercial Mortgage Corp., Series 2004-C3, Class A4, 5.189%, 07/10/2039 (b)	18,367	19,343

See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds

The Sound Mind Investing Balanced Fund

Schedule of Investments - continued

January 31, 2013

(Unaudited)

	Principal Amount	Fair Value
Asset-Backed Securities - 16.99% - continued

Ginnie Mae I Pool, 2.140%, 08/15/2023	$97,977	$99,492
Ginnie Mae II Pool, 3.500%, 11/20/2042	218,806	228,008
Green Tree Financial Corp., Series 1996-2, Class M1, 7.600%, 04/15/2026 (b)	43,887	40,341
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7, 5.317%, 06/10/2036 (b)	29,371	30,463
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 03/10/2039	30,000	34,323
GS Mortgage Securities Corp. II, Series 2007-EOP, Class A1, 1.103%, 03/06/2020 (a) (b)	56,911	57,015
GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.791%, 08/10/2045(b)	130,000	149,541
Hertz Vehicle Financing, LLC, Series 2009-2A, Class A1, 4.260%, 03/25/2014 (a)	33,333	33,469
Hertz Vehicle Financing, LLC, Series 2011-1A, Class A1, 2.200%, 03/25/2016 (a)	160,000	163,690
Hertz Vehicle Financing, LLC, Series 2013-1A, Class A1, 1.120%, 08/25/2017(a)	90,000	89,944
Home Equity Mortgage Trust, Series 2006-1, Class A2, 5.300%, 05/25/2036 (b)	35,000	29,274
Honda Auto Receivables Owner Trust, Series 2010-3, Class A3, 0.700%, 04/21/2014	10,109	10,116
Honda Auto Receivables Owner Trust, Series 2012-1, Class A2, 0.570%, 08/15/2014	73,368	73,441
Hyundai Auto Receivables Trust, Series 2010-B, Class A3, 0.970%, 04/15/2015	17,012	17,060
JP Morgan Chase Commercial Mortgage Securities Corp, Series 2004-C1, Class A3, 4.719%, 01/15/2038	95,000	97,550
JP Morgan Chase Commercial Mortgage Securities Corp, Series 2012-C8, Class A1, 0.705%, 10/15/2045	62,514	62,543
Mercedes-Benz Auto Receivables Trust, Series 2012-1, Class A2, 0.370%, 03/16/2015	105,000	105,044
Mid-State Trust, Series 11, Class A1, 4.864%, 07/15/2038	17,196	17,767
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A1, 0.664%, 11/15/2045	43,217	43,205
NCUA Guaranteed Notes, Series 2010-A1, Class A, 0.549%, 12/07/2020 (b)	125,090	125,468
Northwest Airlines Pass Through Trust, Series 2007-1, Class A, 7.027%, 11/01/2019	49,134	55,398
Residential Funding Mortgage Securities II, Inc., Series 2003-HS3, Class A2A, 0.482%, 08/25/2033 (b)	14,945	12,763
SLM Student Loan Trust, Series 2007-1, Class A3, 0.331%, 07/25/2018 (b)	11,499	11,503
Structured Asset Securities Corp., 2005-S6, Class A2, 0.782%, 11/25/2035 (b)	5,445	5,284
Structured Asset Securities Corp., 2005-S7, Class A2, 0.502%, 12/25/2035 (a) (b)	27,376	25,742
Structured Asset Securities Corp., 2006-S2, Class A2, 5.500%, 06/25/2036 (b)	68,538	37,423
UAL 2007 Pass Through Trust, Series 071A, 6.636%, 07/02/2022	92,194	100,030
Union Pacific Railroad Co. 2003 Pass Through Trust, Series 03-1, 4.698%, 01/02/2024	11,553	12,477
Union Pacific Railroad Co. 2004 Pass Through Trust, Series 04-1, 5.404%, 07/02/2025	60,512	68,530
Union Pacific Railroad Co. 2005 Pass Through Trust, Series 05-1, 5.082%, 01/02/2029	47,393	53,983
Union Pacific Railroad Co. 2006 Pass Through Trust, Series 06-1, 5.866%, 07/02/2030	28,660	34,338
US Airways 2010-1A Pass Through Trust, Series A, 6.250%, 04/22/2023	81,285	88,600
US Airways 2011-1A Pass Through Trust, Series A, 7.125%, 10/22/2023	37,740	42,929
US Airways 2012-1A Pass Through Trust, Series A, 5.900%, 10/01/2024	70,000	77,000
USAA Auto Owner Trust, Series 2012-1, Class A2, 0.380%, 06/15/2015	60,000	60,017
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A1, 0.687%, 10/15/2045	85,594	85,634
WF-RBS Commercial Mortgage Trust, 0.734%, 12/15/2045	59,124	59,209

TOTAL ASSET-BACKED SECURITIES (Cost $5,352,585)		5,492,041

	Shares	Fair Value
Mutual Funds - 62.83%

Artisan International Fund - Investor Class	54,573	1,406,337
BBH Core Select Fund - Class N	34,656	632,474
Dreyfus Opportunistic Midcap Fund - Class A	4,536	156,000
Dreyfus Opportunistic Small Cap Fund (c)	35,187	1,023,938
Fairholme Fund (a)	43,219	1,422,334
Fidelity International Small Cap Fund	100	2,111
Fidelity Leveraged Company Stock Fund	37,278	1,283,095
Fidelity Mega Cap Stock Fund	27,928	348,267
Fidelity Small Cap Discovery Fund	55,683	1,444,425
Hotchkis and Wiley Mid-Cap Value Fund - Institutional Class	48,964	1,513,483
Janus Contrarian Fund - Class T	14,745	233,410
John Hancock US Global Leaders Growth Fund - Institutional Class (c)	21,601	824,279

See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds

The Sound Mind Investing Balanced Fund

Schedule of Investments - continued

January 31, 2013

(Unaudited)

	Shares	Fair Value
Mutual Funds - 62.83% - continued

Legg Mason Capital Management Opportunity Trust - Institutional Class (c)	144,153	$1,764,433
Longleaf Partners Small-Cap Fund	88	2,712
Lord Abbett Developing Growth Fund, Inc. - Institutional Class (c)	100	2,268
Mairs & Power Growth Fund	16,022	1,435,529
Morgan Stanley Focus Growth Fund - Institutional Class (c)	100	4,152
Neuberger Berman Focus Fund - Institutional Class	52,528	1,246,498
Nicholas Fund, Inc. (c)	18,358	947,112
Oakmark International Fund - Institutional Class	49,598	1,109,514
RidgeWorth Mid Cap Value Equity Fund	41,803	520,862
Thornburg Core Growth Fund - Institutional Class (c)	67,587	1,422,697
TIAA-CREF International Equity Fund - Institutional Class	158,375	1,566,332
Wasatch Emerging Markets Small Cap Fund	700	2,009

TOTAL MUTUAL FUNDS (Cost $18,664,220)		20,314,271

Money Market Securities - 3.65%

Fidelity Institutional Money Market Portfolio - Class I, 0.16% (d)	1,181,129	1,181,129

TOTAL MONEY MARKET SECURITIES (Cost $1,181,129)		1,181,129

TOTAL INVESTMENTS (Cost $30,855,042) - 101.33%		$32,761,423

Liabilities in excess of cash and other assets - (1.33)%		(429,831)

TOTAL NET ASSETS - 100.00%		$32,331,592

(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933.
(b) Variable rate security; the rate shown represents the rate at January 31, 2013.
(c) Non-income producing.
(d) Variable rate security; the money market rate shown represents the rate at January 31, 2013.

Tax Related - As of January 31, 2013, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:
Unrealized appreciation		$1,954,869
Unrealized depreciation		(60,721)

Unrealized appreciation (depreciation)		$1,894,148

Aggregate cost of securities for income tax purposes

		$30,867,275

See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds

Notes to the Schedule of Investments

January 31, 2013

(Unaudited)

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Short-term capital gain distributions from underlying funds are classified as dividend income for financial reporting purposes. Long-term capital gains are broken out as such. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America, GAAP, establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchanged-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the

The Sound Mind Investing Funds

Notes to the Schedule of Investments – continued

January 31, 2013

(Unaudited)

current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, including corporate bonds, foreign bonds denominated in U.S. dollars, U.S. treasury obligations and asset-backed securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds’ invest in may default or otherwise cease to have market quotations readily available.

The Sound Mind Investing Funds

Notes to the Schedule of Investments - continued

January 31, 2013

(Unaudited)

The following is a summary of the inputs used to value the SMI Fund’s investments as of January 31, 2013:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Mutual Funds - greater than 1% of net assets	$257,479,069	$—	$—	$257,479,069
Mutual Funds - less than 1% of net assets	6,166,278	—	—	6,166,278
Exchange-Traded Funds	1,228,084	—	—	1,228,084
Money Market Securities	521,571	—	—	521,571

Total	$265,395,002	$—	$—	$265,395,002

The SMI Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Sound Mind Investing Fund did not hold any derivative instruments during the reporting period. During the period ended January 31, 2013, there were no transfers between levels. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period.

The following is a summary of the inputs used to value the Balanced Fund’s investments as of January 31, 2013:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$—	$3,030,584	$—	$3,030,584
Foreign Bonds Denominated in U.S. Dollars	—	285,747	—	285,747
U.S. Treasury Obligations	—	2,457,651	—	2,457,651
Asset-Backed Securities	—	5,492,041	—	5,492,041
Mutual Funds	20,314,271	—	—	20,314,271
Money Market Securities	1,181,129	—	—	1,181,129

Total	$21,495,400	$11,266,023	$—	$32,761,423

The SMI Balanced Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended January 31, 2013, there were no transfers between levels. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period.

The Sound Mind Investing Funds

Notes to the Schedule of Investments - continued

January 31, 2013

(Unaudited)

The SMI Balanced Fund may obtain exposure to the fixed income market by investing in credit default swap (“CDX”) contracts. The Fund used CDX contracts as an additional avenue in which to bring value to the Fund. The Fund may use CDX contracts as an alternative to buying, selling, or holding certain securities in the fixed income market. The use of CDX contracts may provide a less expensive, more expedient, or more specifically focused way to invest than traditional fixed income securities would. The Fund may enter into single name CDX agreements to gain exposure to a particular company when it is more economically attractive to do so rather than purchasing traditional bonds. The Fund may also invest in CDX index products and options thereon that allow the Fund to gain broad market exposure but with less company-specific risk than single name CDX agreements.

The Fund enters into CDX contracts to gain exposure or to mitigate specific forms of credit risk. Swaps expose the Fund to counterparty risk (described below). The Fund could also suffer losses with respect to a swap agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.

Many of the markets in which the Fund participates in credit default transactions are “over the counter” or “interdealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based markets. When the Fund invests in CDX contracts, it is assuming a credit risk with regard to parties with whom it trades and also bears the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes the Fund to the risk that the counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. To mitigate counterparty risk, the Fund will sometimes require the counterparty to post collateral to the Fund’s custodian to cover the exposure.

The Fund may also invest in credit default swap index products and in options on credit default swap index products. These instruments are designed to track segments of the credit default swap market and provide investors with exposure to specific “baskets” of issuers of bonds or loans. In general, the value of the credit default swap market provides investors with exposure to specific “baskets” of issuers of bonds or loans. In general, the value of the credit default swap index product will go up or down in response to changes in the perceived credit risk and default experience of the basket of issuers, instead of the exchange of the stream of payments for the payment of the notional amount (if a credit event occurs) that is the substance of a single name credit default swap. Such investments are subject to liquidity risks as well as counterparty and other risks associated with investments in credit default swaps discussed above.

For the period ended January 31, 2013, the realized gain (loss) and change in unrealized appreciation (depreciation) on swap agreements was as follows:

Derivatives	Location of Gain (Loss) on Derivatives in Statements of Operations	Realized Gain (Loss) on Derivatives
Credit Risk: Credit Default Swap Contracts	Net realized gain (loss) on swap contracts and Change in unrealized appreciation (depreciation) on swap contracts	14,088

During the period ended January 31, 2013, the Fund had written total notional value of swap contracts of $1,170,000. The total notional value of terminated swap contracts was $1,170,000. No collateral was posted by either party as of January 31, 2013. No swap positions were held as of January 31, 2013. The Fund utilized credit derivative instruments in conjunction with investment securities in an effort to achieve its investment objective for the period ended January 31, 2013.

The Sound Mind Investing Funds

Notes to the Schedule of Investments - continued

January 31, 2013

(Unaudited)

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Trust’s Pricing Committee. At January 31, 2013, the SMI Balanced Fund held restricted securities representing 4.36% of net assets, as listed on the following page:

The Sound Mind Investing Funds

Notes to the Schedule of Investments – continued

January 31, 2013

(Unaudited)

Issuer Description	Acquisition Date	Principal Amount	Amortized Cost	Fair Value
Credit Suisse Mortgage Capital Certificate, 5.250%, 03/27/2037	6/13/2011	$26,092	$26,100	$26,856
Daimler Finance North America LLC 1.250%, 01/11/2016	1/9/2013	90,000	89,891	90,132
DBRR Trust, Series 2012-EZ1, Class A, 0.946%, 09/25/2045	(a)	148,277	148,541	148,509
Ford Motor Credit Co. LLC, 3.984%, 06/15/2016	(b)	65,000	65,067	68,977
GS Mortgage Securities Corp. II, Series 2007-EOP, Class A1, 1.103%, 03/06/2020	(c)	56,911	56,450	57,015
Hertz Vehicle Financing, LLC, Series 2009-2A, Class A1, 4.260%, 03/25/2013	4/21/2011	33,333	34,018	33,469
Hertz Vehicle Financing, LLC, Series 2011-1A, Class A1, 2.200%, 03/25/2015	(d)	160,000	160,588	163,690
Hertz Vehicle Financing, LLC, Series 2013-1A, Class A1, 1.200%, 08/25/2017	1/18/2013	90,000	89,993	89,944
ING Bank NV, 3.750%, 03/07/2017	(e)	165,000	164,457	176,462
Liberty Mutual Group, 6.700%, 08/15/2016	1/19/2012	25,000	26,861	28,818
Liberty Mutual Group, 5.000%, 06/01/2021	(f)	60,000	58,534	65,271
MetLife Institutional Funding II, 0.675%, 01/06/2015	1/8/2013	75,000	75,000	75,123
Nationwide Financial Services., 5.375%, 03/25/2021	(g)	155,000	155,859	170,408
Principal Life Global Funding II, 5.625%, 07/09/2014	7/12/2012	20,000	20,000	20,006
Prudential Holdings, LLC, 8.695%, 12/18/2023	2/24/2011	41,000	49,078	52,773
Prudential Insurance Co. or America, 8.300%, 07/01/2025	(h)	85,000	104,607	115,836
Structured Asset Securities Corp., 2005-S7, Class A2, 0.536%, 12/25/2035	(i)	27,376	19,351	25,742

				1,409,031

(a)	Purchased on various dates beginning 09/21/2012.
(b)	Purchased on various dates beginning 06/17/2011.
(c)	Purchased on various dates beginning 03/10/2011.
(d)	Purchased on various dates beginning 06/13/2011.
(e)	Purchased on various dates beginning 03/01/2012.
(f)	Purchased on various dates beginning 08/11/2011.
(g)	Purchased on various dates beginning 04/20/2011.
(h)	Purchased on various dates beginning 05/17/2011.
(i)	Purchased on various dates beginning 06/22/2011.

Dreman Contrarian Small Cap Value Fund

Schedule of Investments (Unaudited)

January 31, 2013

Shares		Value
Common Stocks — 97.6%
Consumer Discretionary — 11.0%
82,160	American Axle & Manufacturing Holdings, Inc. *	$959,629
21,228	Ascena Retail Group, Inc. *	359,815
24,270	Brinker International, Inc.	794,600
7,120	CEC Entertainment, Inc.	234,675
36,107	Cooper Tire & Rubber Co.	919,284
28,410	Hanesbrands, Inc. *	1,064,807
16,393	Helen of Troy Ltd. *	593,427
13,827	Hillenbrand, Inc.	342,218
13,469	International Speedway Corp., Class A	369,185
7,281	Jarden Corp. *	428,414
9,734	John Wiley & Sons, Inc., Class A	372,812
66,828	Jones Group, Inc./The	801,936
6,980	Matthews International Corp., Class A	228,665
19,275	Men’s Wearhouse, Inc./The	584,996
23,054	Meredith Corp.	835,938

		8,890,401

Energy — 4.4%
18,915	Atwood Oceanics, Inc. *	998,145
14,171	Berry Petroleum Co.	521,776
16,499	Energen Corp.	794,262
33,755	Superior Energy Services, Inc. *	842,862
25,002	W&T Offshore, Inc.	440,035

		3,597,080

Financials — 26.4%
9,561	Allied World Assurance Co. Holdings AG	811,060
24,060	Aspen Insurance Holdings Ltd.	820,687
80,470	Associated Banc-Corp.	1,148,307
51,280	BancorpSouth, Inc.	743,560
18,554	Bank of Hawaii Corp.	892,262
10,109	Chemical Financial Corp.	245,750
7,045	City National Corp.	373,103
6,453	DFC Global Corp. *	124,285
29,840	East West Bancorp, Inc.	699,748
16,050	Endurance Specialty Holdings Ltd.	688,866
18,993	Federated Investors, Inc., Class B	449,374
83,010	First Horizon National Corp.	847,532
23,290	First Midwest Bancorp, Inc.	295,084
90,729	First Niagara Financial Group, Inc.	711,315
53,519	FirstMerit Corp.	815,094
97,160	Fulton Financial Corp.	1,058,072
13,033	Glacier Bancorp, Inc.	203,054
27,405	Hancock Holding Co.	828,179
21,635	Hanover Insurance Group, Inc.	899,151
5,985	Independent Bank Corp.	185,475
25,750	Interactive Brokers Group, Inc., Class A	368,225
10,914	International Bancshares Corp.	213,369
6,525	Lakeland Financial Corp.	159,471
23,595	Montpelier Re Holdings Ltd.	575,246
9,135	NBT Bancorp, Inc.	189,460
16,982	Platinum Underwriters Holdings Ltd.	827,533
13,663	Prosperity Bancshares, Inc.	616,338
31,768	Protective Life Corp.	1,005,140
26,840	Symetra Financial Corp.	374,418
44,187	TCF Financial Corp.	603,594
10,090	Umpqua Holdings Corp.	127,538

Shares		Value
25,684	Waddell & Reed Financial, Inc., Class A	$1,019,655
62,720	Washington Federal, Inc.	1,103,245
20,070	Webster Financial Corp.	446,557
5,800	WesBanco, Inc.	134,502
20,466	Wintrust Financial Corp.	758,675

		21,362,924

Health Care — 6.1%
25,250	Charles River Laboratories International, Inc. *	1,043,330
21,105	Hill-Rom Holdings, Inc.	700,264
21,150	LifePoint Hospitals, Inc. *	924,466
27,700	Owens & Minor, Inc.	847,897
17,275	PerkinElmer, Inc.	608,771
10,925	Teleflex, Inc.	819,375

		4,944,103

Industrials — 19.7%
20,590	ABM Industries, Inc.	451,333
62,684	Aircastle Ltd.	865,039
15,360	Alliant Techsystems, Inc.	994,099
17,727	Barnes Group, Inc.	423,675
13,999	Brady Corp., Class A	488,425
30,957	Briggs & Stratton Corp.	734,610
31,600	Brink’s Co./The	942,312
14,819	Carlisle Cos., Inc.	950,639
20,132	Crane Co.	1,012,237
26,062	Curtiss-Wright Corp.	929,110
11,920	EMCOR Group, Inc.	433,054
21,910	EnerSys *	896,776
13,672	Esterline Technologies Corp. *	907,684
37,455	Foster Wheeler AG *	977,950
27,224	General Cable Corp. *	915,271
2,223	Hyster-Yale Materials Handling, Inc., Class A	111,550
40,500	ITT Corp.	1,040,040
4,533	McGrath RentCorp	135,491
1,104	NACCO Industries, Inc., Class A	71,937
17,440	Ryder System, Inc.	990,243
8,870	SPX Corp.	661,968
35,210	Tutor Perini Corp. *	584,134
10,250	URS Corp.	425,170

		15,942,747

Information Technology — 11.3%
33,387	Amkor Technology, Inc. *	154,582
51,268	Arris Group, Inc. *	846,947
155,339	Brocade Communications Systems, Inc. *	888,539
30,010	Celestica, Inc. *	234,078
12,395	DST Systems, Inc.	829,721
10,321	Euronet Worldwide, Inc. *	252,555
46,575	Ingram Micro, Inc., Class A *	846,733
13,577	Itron, Inc. *	629,837
31,638	Kulicke & Soffa Industries, Inc. *	358,142
35,500	Mentor Graphics Corp. *	608,115
45,435	Microsemi Corp. *	950,500
33,156	NCR Corp. *	920,742
22,060	Plantronics, Inc.	907,107
18,641	TTM Technologies, Inc. *	148,569
19,752	Vishay Intertechnology, Inc. *	217,074
22,107	Websense, Inc. *	323,425

		9,116,666

Materials — 8.3%
9,045	A. Schulman, Inc.	290,797
10,245	AMCOL International Corp.	302,535
80,327	AuRico Gold, Inc. *	566,305
20,849	Cabot Corp.	780,378
31,706	Coeur d’Alene Mines Corp. *	688,020
41,532	Huntsman Corp.	732,209
5,587	Koppers Holdings, Inc.	226,609

See accompanying notes which are an integral part of these schedule of investments.

Shares		Value
38,950	Olin Corp.	$905,977
38,972	Pan American Silver Corp.	682,400
51,874	Steel Dynamics, Inc.	789,004
27,689	Worthington Industries, Inc.	760,894

		6,725,128

Real Estate Investment Trusts — 6.4%
75,735	Brandywine Realty Trust	964,107
39,465	CBL & Associates Properties, Inc.	848,103
46,043	Duke Realty Corp.	709,523
35,394	Hospitality Properties Trust	892,637
41,570	Omega Healthcare Investors, Inc.	1,062,529
36,765	Pennsylvania Real Estate Investment Trust	677,947

		5,154,846

Utilities — 4.0%
19,360	IDACORP, Inc.	898,498
38,597	NV Energy, Inc.	730,641
31,376	Portland General Electric Co.	901,119
41,070	TECO Energy, Inc.	729,814

		3,260,072

Total Common Stocks (Cost $64,136,445)		78,993,967

Exchange-Traded Funds — 2.3%
20,781	iShares Russell 2000 Index Fund	1,862,393

Total Exchange-Traded Funds (Cost $1,737,410)		1,862,393

Money Market Securities — 1.0%

794,703	Huntington Money Market Fund, Trust Shares, 0.010% (a) (b)	794,703

Total Money Market Securities (Cost $794,703)		794,703

Total Investments (Cost $66,668,558) — 100.9%		81,651,063

Liabilities in Excess of Other Assets — (0.9)%		(745,231)

Net Assets — 100.0%		$80,905,832

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of January 31, 2013.
*	Non-income producing security.

See accompanying notes which are an integral part of these schedule of investments.

Dreman Contrarian Small Cap Value Fund

Notes to the Schedule of Investments

January 31, 2013

(Unaudited)

Security Transactions and Related Income – The Dreman Contrarian Small Cap Value Fund (the “Fund”) follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, real estate investment trusts and exchanged-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Dreman Value Management LLC (the “Advisor”) believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities will be categorized as Level 3 securities.

Dreman Contrarian Small Cap Value Fund

Notes to the Schedule of Investments - continued

January 31, 2013

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Dreman Contrarian Funds (the “Trust”) good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2013, based on the three levels defined above:

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Dreman Contrarian Small Cap Value Fund
Common Stocks
Consumer Discretionary	8,890,401	—	—	8,890,401
Energy	3,597,080	—	—	3,597,080
Financials	21,362,924	—	—	21,362,924
Health Care	4,944,103	—	—	4,944,103
Industrials	15,942,747	—	—	15,942,747
Information Technology	9,116,666	—	—	9,116,666
Materials	6,725,128	—	—	6,725,128
Real Estate Investment Trusts	5,154,846	—	—	5,154,846
Utilities	3,260,072	—	—	3,260,072
Exchange-Traded Funds	1,862,393	—	—	1,862,393
Money Market Securities	794,703	—	—	794,703

Total	81,651,063	—	—	81,651,063

The Fund did not hold any investments at any time during the reporting period in which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of January 31, 2013.

Dreman Contrarian Small Cap Value Fund

Notes to the Schedule of Investments - continued

January 31, 2013

(Unaudited)

At January 31, 2013, the cost and net unrealized appreciation (depreciation) of investments for tax purposes were as follows:

Tax Cost of Securities	$67,280,053

Gross Unrealized Appreciation	$16,322,658
Gross Unrealized (Depreciation)	(1,951,648)

Net Unrealized Appreciation on Investments	$14,371,010

At January 31, 2013, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and income from certain investments.

Subsequent Event – The Fund was reorganized on February 28, 2013 from a series of the Trust to a series of the Valued Adviser Trust (the “VAT”) in a tax free transaction.

TEAM Asset Strategy Fund

Schedule of Investments

January 31, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - Long - 57.86%

Electric & Other Services - 9.83%
Consolidated Edison, Inc.	16,000	$910,080
Exelon Corp.	35,000	1,100,400

		2,010,480

Gold & Silver Ores - 18.26%
Agnico-Eagle Mines Ltd.	20,000	916,600
Eldorado Gold Corp.	117,000	1,310,400
Gold Resource Corp. (f)	110,000	1,507,000

		3,734,000

Mining - 9.95%
New Gold, Inc. (a)(c)	161,000	1,561,700
Rubicon Minerals Corp. (a)	200,000	472,000

		2,033,700

Oil, Gas Field Services - 5.26%
Heckmann Corp. (a)(f)	280,000	1,075,200

Retail - Variety Stores - 2.77%
Family Dollar Stores, Inc.	10,000	567,000

Semiconductors & Related Devices - 3.32%
Cypress Semiconductor Corp.	66,000	677,820

Services - 8.47%
U.S. Global Investors, Inc. - Class A (c)	444,988	1,731,003

TOTAL COMMON STOCKS - LONG (Cost $14,110,104)		11,829,203

Exchanged Traded Funds - 16.54%

Direxion Daily Emerging Markets Bear 3X Shares (a)	200,000	1,806,000
ProShares UltraShort MSCI Europe (a)	66,000	1,575,420

TOTAL EXCHANGE TRADED FUNDS (Cost $4,207,159)		3,381,420

Money Market Securities - 49.33%

Federated U.S. Treasury Cash Reserves, 0.00% (b) (c) (d)	800,000	800,000
Fidelity Institutional Treasury Only Portfolio, 0.01% (d) (g)	2,590,125	2,590,125
Fidelity Institutional Treasury Only Portfolio, 0.01% (d)	6,694,536	6,694,536

TOTAL MONEY MARKET SECURITIES (Cost $10,084,661)		10,084,661

	Outstanding Contracts
Call Options Purchased - 0.30%

Goldcorp, Inc./March 2013/ Strike $36.00 (e)	300	34,800
Market Vectors Gold Miners ETF/ February 2013/ Strike $43.00 (e)	500	10,000
Market Vectors Gold Miners ETF/ February 2013/ Strike $44.00 (e)	500	8,000
Market Vectors Gold Miners ETF/ February 2013/ Strike $45.00 (e)	1,000	9,000

TOTAL CALL OPTIONS PURCHASED (Cost $130,937)		61,800

See accompanying notes which are an integral part of these financial statements.

TEAM Asset Strategy Fund

Schedule of Investments

January 31, 2013

(Unaudited)

	Outstanding Contracts	Fair Value
Put Options Purchased - 2.26%

iShares MSCI Emerging Markets Index Fund/ March 2013/ Strike $43.00 (e)	1,000	$58,000
iShares Russell 2000 Index/ Febraury 2013/ Strike $86.00 (e)	2,500	62,500
iShares Russell 2000 Index/ Febraury 2013/ Strike $89.00 (e)	1,000	86,000
iShares Russell 2000 Index/ Febraury 2013/ Strike $87.00 (e)	1,000	37,000
JPMorgan Chase & Co./ February 2013/ Strike $46.00 (e)	500	14,500
Market Vector Gold Miners ETF/ February 2013/ Strike $40.50 (e)	1,000	47,000
PowerShares QQQ Trust/ February 2013/ Strike $66.00 (e)	1,500	61,500
SPDR S&P 500 ETF Trust/ February 2013/ Strike $146.00 (e)	2,000	94,000

TOTAL PUT OPTIONS PURCHASED (Cost $939,723)		460,500

TOTAL INVESTMENTS - LONG (Cost $29,472,584) - 126.29%		$25,817,584

TOTAL INVESTMENTS - SHORT (Proceeds $3,312,205) - (18.56)%		(3,793,950)

Liabilities in excess of cash & other assets - (7.73)%		(1,579,942)

TOTAL NET ASSETS - 100.00%		$20,443,692

(a)	Non-income producing.
(b)	All or a portion of this security is held as collateral for securities sold short
(c)	All or a portion of this security is held as collateral on forward currency exchange contracts.
(d)	Variable rate security; the rate shown represents the 7 day yield at January 31, 2013.
(e)	Each Call/Put contract has a multiplier of 100 shares.
(f)	The security or a partial position of the security was on loan as of January 31, 2013. The total value of securities on loan as of January 31, 2013 was $2,525,646.
(g)	Purchased with cash collateral held from securities lending. This represents the value of collateral as of Janaury 31, 2013.

See accompanying notes which are an integral part of these financial statements.

TEAM Asset Strategy Fund

Schedule of Securities Sold Short

January 31, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - Short - 18.56%

Banks - 11.56%
Vizcaya Argentaria, SA	(73,000)	$(721,240)
Barclays PLC	(48,000)	(919,680)
Deutsche Bank, AG	(14,000)	(723,240)

		(2,364,160)

Services-Computer Programming - 3.70%
Google, Inc. - Class A (a)	(1,000)	(755,690)

Operative Builders - 3.30%
Toll Brothers, Inc. (a)	(18,000)	(674,100)

TOTAL COMMON STOCKS - SHORT (Proceeds $3,312,205)		(3,793,950)

See accompanying notes which are an integral part of these financial statements.

TEAM Asset Strategy Fund

Schedule of Investments

January 31, 2013

(Unaudited)

Short Futures Contracts	Number of (Short) Contracts	Underlying Face Amount at Fair Value	Unrealized Appreciation (Depreciation)
E-Mini NASDAQ 100 Futures Contract March 2013 (a)	(300)	$(16,350,000)	$78,000

E-Mini S&P 500 Futures Contract March 2013 (b)	(100)	(7,466,500)	50,600
Total Short Futures Contracts			$128,600

(a) Each NASDAQ Futures contract has a multiplier of 20 shares.
(b) Each E-Mini S&P 500 Futures contract has a multiplier of 50 shares.

Tax Related (Excludes Forward Currency Contracts and Short Futures Contracts)
Unrealized appreciation			72,432
Unrealized depreciation			(4,171,613)

Net unrealized depreciation			$(4,099,181)

Aggregate cost of securities for income tax purposes			29,916,765

See accompanying notes which are an integral part of these financial statements.

TEAM Asset Strategy Fund

SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS

January 31, 2013

(Unaudited)

Settlement Date	Currency to be Delivered		U.S. $ Value at Jan. 31, 2013	Currency to be Received		U.S. $ Value at Jan. 31, 2013	Unrealized Appreciation (Depreciation)
2/21/13	24,374,332	Australian Dollars (a)	25,381,340	25,610,354	U.S. Dollars	25,610,354	229,014
2/21/13	4,000,000	Australian Dollars (b)	4,165,257	4,187,400	U.S. Dollars	4,187,400	22,143
2/21/13	2,000,000	Australian Dollars (b)	2,082,629	2,093,540	U.S. Dollars	2,093,540	10,911
2/21/13	2,000,000	Australian Dollars (b)	2,082,629	2,095,140	U.S. Dollars	2,095,140	12,511
2/21/13	4,000,000	Australian Dollars (a)	4,165,257	4,164,680	U.S. Dollars	4,164,680	(577)
2/21/13	2,000,000	Australian Dollars (a)	2,082,629	2,083,140	U.S. Dollars	2,083,140	511
2/21/13	2,000,000	Australian Dollars (a)	2,082,629	2,110,810	U.S. Dollars	2,110,810	28,181
2/21/13	3,000,000	Australian Dollars (a)	3,123,943	3,159,750	U.S. Dollars	3,159,750	35,807
2/21/13	2,500,000	Australian Dollars (b)	2,604,911	2,370,750	Swiss Franc	2,618,006	13,095
2/21/13	1,820,320	Swiss Franc (b)	2,000,114	2,000,000	U.S. Dollars	2,000,000	(114)
2/21/13	1,819,510	Swiss Franc (b)	1,999,224	2,000,000	U.S. Dollars	2,000,000	776
2/21/13	25,811,585	EURO (a)	35,036,765	33,963,141	U.S. Dollars	33,963,141	(1,073,624)
2/21/13	8,000,000	EURO (a)	10,859,237	10,626,560	U.S. Dollars	10,626,560	(232,677)
2/21/13	2,000,000	EURO (a)	2,714,809	2,625,500	U.S. Dollars	2,625,500	(89,309)
2/21/13	6,000,000	EURO (a)	8,144,428	7,869,300	U.S. Dollars	7,869,300	(275,128)
2/21/13	8,000,000	EURO (b)	10,859,237	10,465,080	U.S. Dollars	10,465,080	(394,157)
2/21/13	5,000,000	EURO (a)	6,787,023	6,550,050	U.S. Dollars	6,550,050	(236,973)
2/21/13	5,000,000	EURO (b)	6,787,023	6,597,350	U.S. Dollars	6,597,350	(189,673)
2/21/13	2,000,000	EURO (b)	2,714,809	2,668,760	U.S. Dollars	2,668,760	(46,049)
2/21/13	2,000,000	EURO (b)	2,714,809	2,665,350	U.S. Dollars	2,665,350	(49,459)
2/21/13	5,000,000	EURO (b)	6,787,023	6,682,350	U.S. Dollars	6,682,350	(104,673)
2/21/13	3,000,000	EURO (b)	4,072,214	4,008,780	U.S. Dollars	4,008,780	(63,434)
2/21/13	4,000,000	EURO (a)	5,429,619	5,320,160	U.S. Dollars	5,320,160	(109,459)
2/21/13	4,000,000	EURO (b)	5,429,619	5,337,880	U.S. Dollars	5,337,880	(91,739)
2/21/13	2,000,000	EURO (b)	2,714,809	2,711,206	U.S. Dollars	2,711,206	(3,603)
2/21/13	2,000,000	EURO (b)	2,714,809	2,714,260	U.S. Dollars	2,714,260	(549)
2/21/13	3,000,000	Pound Sterling (a)	4,755,263	4,733,280	U.S. Dollars	4,733,280	(21,983)
2/21/13	673,453,000	Japanese Yen (a)	7,381,582	7,949,265	U.S. Dollars	7,949,265	567,683
2/21/13	440,202,500	Japanese Yen (a)	4,824,971	5,044,399	U.S. Dollars	5,044,399	219,428
2/21/13	349,840,000	Japanese Yen (a)	3,834,526	4,001,281	U.S. Dollars	4,001,281	166,755
2/21/13	352,476,000	Japanese Yen (a)	5,769,282	4,000,000	U.S. Dollars	4,000,000	(1,769,282)
2/21/13	349,622,000	Japanese Yen (a)	1,926,273	3,939,802	U.S. Dollars	3,939,802	2,013,529
2/21/13	447,416,000	Japanese Yen (a)	4,878,706	5,000,000	U.S. Dollars	5,000,000	121,294
2/21/13	267,000,000	Japanese Yen (a)	2,942,317	3,019,371	U.S. Dollars	3,019,371	77,054
2/21/13	180,000,000	Japanese Yen (a)	4,904,036	2,026,183	U.S. Dollars	2,026,183	(2,877,853)
2/21/13	266,545,000	Japanese Yen (a)	2,908,612	3,003,798	U.S. Dollars	3,003,798	95,186
2/21/13	265,365,000	Japanese Yen (a)	2,944,125	2,990,567	U.S. Dollars	2,990,567	46,442
2/21/13	448,437,000	Japanese Yen (a)	1,971,102	4,944,669	U.S. Dollars	4,944,669	2,973,567
2/21/13	91,285,390	Mexican Peso (a)	7,169,426	7,126,660	U.S. Dollars	7,126,660	(42,766)
2/21/13	98,157,500	Mexican Peso (a)	7,709,152	7,663,723	U.S. Dollars	7,663,723	(45,429)
2/21/13	63,251,000	Mexican Peso (a)	4,967,645	5,000,000	U.S. Dollars	5,000,000	32,355
2/21/13	113,662,500	Norwegian Krone (a)	20,752,252	20,167,586	U.S. Dollars	20,167,586	(584,666)
2/21/13	11,064,000	Norwegian Krone (a)	2,020,041	2,000,000	U.S. Dollars	2,000,000	(20,041)
2/21/13	29,839,802	New Zealand Dollar (a)	25,037,911	25,106,314	U.S. Dollars	25,106,314	68,403
2/21/13	2,000,000	New Zealand Dollar (a)	1,678,155	1,668,800	U.S. Dollars	1,668,800	(9,355)
2/21/13	3,000,000	New Zealand Dollar (a)	2,517,233	2,503,740	U.S. Dollars	2,503,740	(13,493)
2/21/13	2,000,000	New Zealand Dollar (a)	1,678,155	1,667,200	U.S. Dollars	1,667,200	(10,955)
2/21/13	5,000,000	New Zealand Dollar (a)	4,195,388	4,198,850	U.S. Dollars	4,198,850	3,462
2/21/13	17,000,000	New Zealand Dollar (a)	14,264,320	14,258,240	U.S. Dollars	14,258,240	(6,080)
2/21/13	4,000,000	New Zealand Dollar (a)	3,356,311	3,330,900	U.S. Dollars	3,330,900	(25,411)
2/21/13	6,000,000	New Zealand Dollar (a)	5,034,466	5,004,060	U.S. Dollars	5,004,060	(30,406)
2/21/13	39,310,800	Swedish Krona (a)	6,176,777	6,000,000	U.S. Dollars	6,000,000	(176,777)
2/21/13	20,000,000	Swedish Krona (a)	3,142,534	3,056,935	U.S. Dollars	3,056,935	(85,599)
2/21/13	12,928,000	Swedish Krona (a)	2,031,334	2,000,000	U.S. Dollars	2,000,000	(31,334)
2/21/13	12,189,200	Singapore Dollar (a)	9,849,031	9,994,015	U.S. Dollars	9,994,015	144,984
2/21/13	18,364,250	Singapore Dollar (a)	14,838,551	15,056,058	U.S. Dollars	15,056,058	217,507
2/21/13	5,227,000	U.S. Dollars (a)	5,227,000	5,000,000	Australian Dollars	5,206,571	(20,429)
2/21/13	5,218,750	U.S. Dollars (a)	5,218,750	5,000,000	Australian Dollars	5,206,571	(12,179)
2/21/13	8,664,243	U.S. Dollars (a)	8,664,243	8,374,000	Australian Dollars	8,719,966	55,723
2/21/13	6,295,200	U.S. Dollars (b)	6,295,200	6,000,000	Australian Dollars	6,248,231	(46,969)
2/21/13	6,248,145	U.S. Dollars (a)	6,248,145	6,000,332	Australian Dollars	3,123,943	(3,124,202)
2/21/13	2,080,000	U.S. Dollars (b)	2,080,000	2,000,000	Australian Dollars	3,123,943	1,043,943
2/21/13	3,166,050	U.S. Dollars (a)	3,166,050	3,000,000	Australian Dollars	2,603,286	(562,764)
2/21/13	3,158,850	U.S. Dollars (a)	3,158,850	3,000,000	Australian Dollars	2,603,286	(555,564)
2/21/13	2,619,875	U.S. Dollars (a)	2,619,875	2,500,000	Australian Dollars	2,603,286	(16,589)
2/21/13	2,599,625	U.S. Dollars (a)	2,599,625	2,500,000	Australian Dollars	6,247,886	3,648,261
2/21/13	2,603,286	U.S. Dollars (b)	2,603,286	2,500,000	Australian Dollars	2,082,629	(520,657)
2/21/13	23,166,325	U.S. Dollars (a)	23,166,325	17,500,000	EURO	23,754,581	588,256
2/21/13	10,554,400	U.S. Dollars (a)	10,554,400	8,000,000	EURO	10,859,237	304,837

See accompanying notes which are an integral part of these financial statements.

2/21/13	5,272,920	U.S. Dollars (a)	5,272,920	4,000,000	EURO	5,429,619	156,699
2/21/13	5,626,187	U.S. Dollars (a)	5,626,187	4,311,585	EURO	5,852,565	226,378
2/21/13	5,233,220	U.S. Dollars (a)	5,233,220	4,000,000	EURO	5,429,619	196,399
2/21/13	6,566,250	U.S. Dollars (a)	6,566,250	5,000,000	EURO	6,787,023	220,773
2/21/13	3,942,750	U.S. Dollars (a)	3,942,750	3,000,000	EURO	4,072,214	129,464
2/21/13	5,222,720	U.S. Dollars (a)	5,222,720	4,000,000	EURO	5,429,619	206,899
2/21/13	6,553,050	U.S. Dollars (b)	6,553,050	5,000,000	EURO	6,787,023	233,973
2/21/13	6,682,950	U.S. Dollars (b)	6,682,950	5,000,000	EURO	6,787,023	104,073
2/21/13	5,352,320	U.S. Dollars (b)	5,352,320	4,000,000	EURO	5,429,619	77,299
2/21/13	4,013,370	U.S. Dollars (b)	4,013,370	3,000,000	EURO	4,072,214	58,844
2/21/13	9,311,925	U.S. Dollars (b)	9,311,925	7,000,000	EURO	9,501,833	189,908
2/21/13	5,373,448	U.S. Dollars (b)	5,373,448	4,000,000	EURO	5,429,619	56,171
2/21/13	2,687,124	U.S. Dollars (b)	2,687,124	2,000,000	EURO	2,714,809	27,685
2/21/13	4,754,370	U.S. Dollars (b)	4,754,370	3,000,000	Pound Sterling	4,755,263	893
2/21/13	8,000,000	U.S. Dollars (a)	8,000,000	673,453,000	Japanese Yen	7,381,582	(618,418)
2/21/13	5,000,000	U.S. Dollars (a)	5,000,000	440,202,500	Japanese Yen	4,824,971	(175,029)
2/21/13	3,999,909	U.S. Dollars (a)	3,999,909	349,840,000	Japanese Yen	3,834,526	(165,383)
2/21/13	6,000,000	U.S. Dollars (a)	6,000,000	526,356,000	Japanese Yen	5,769,282	(230,718)
2/21/13	2,000,000	U.S. Dollars (b)	2,000,000	175,742,000	Japanese Yen	1,926,273	(73,727)
2/21/13	5,000,000	U.S. Dollars (b)	5,000,000	445,105,000	Japanese Yen	4,878,706	(121,294)
2/21/13	3,000,000	U.S. Dollars (b)	3,000,000	268,440,000	Japanese Yen	2,942,317	(57,683)
2/21/13	5,002,723	U.S. Dollars (b)	5,002,723	447,416,000	Japanese Yen	4,904,036	(98,687)
2/21/13	3,000,000	U.S. Dollars (b)	3,000,000	265,365,000	Japanese Yen	2,908,612	(91,388)
2/21/13	3,000,000	U.S. Dollars (b)	3,000,000	268,605,000	Japanese Yen	2,944,125	(55,875)
2/21/13	2,000,000	U.S. Dollars (b)	2,000,000	179,832,000	Japanese Yen	1,971,102	(28,898)
2/21/13	6,995,317	U.S. Dollars (a)	6,995,317	91,285,390	Mexican Peso	7,169,426	174,109
2/21/13	7,748,767	U.S. Dollars (a)	7,748,767	98,157,500	Mexican Peso	7,709,152	(39,615)
2/21/13	5,023,389	U.S. Dollars (b)	5,023,389	63,251,000	Mexican Peso	4,967,645	(55,744)
2/21/13	10,718,401	U.S. Dollars (b)	10,718,401	60,000,000	Norwegian Krone	10,954,669	236,268
2/21/13	3,572,237	U.S. Dollars (b)	3,572,237	20,041,500	Norwegian Krone	3,659,133	86,896
2/21/13	3,047,125	U.S. Dollars (b)	3,047,125	17,000,000	Norwegian Krone	3,103,823	56,698
2/21/13	5,047,264	U.S. Dollars (b)	5,047,264	27,685,000	Norwegian Krone	5,054,667	7,403
2/21/13	14,210,402	U.S. Dollars (a)	14,210,402	17,000,000	New Zealand Dollar	14,264,320	53,918
2/21/13	4,089,350	U.S. Dollars (a)	4,089,350	5,000,000	New Zealand Dollar	4,195,388	106,038
2/21/13	1,658,240	U.S. Dollars (a)	1,658,240	2,000,000	New Zealand Dollar	1,678,155	19,915
2/21/13	4,282,800	U.S. Dollars (a)	2,482,800	3,000,000	New Zealand Dollar	2,517,233	34,433
2/21/13	4,195,275	U.S. Dollars (a)	4,195,275	5,000,000	New Zealand Dollar	4,195,388	113
2/21/13	4,046,946	U.S. Dollars (a)	4,046,946	4,839,802	New Zealand Dollar	4,060,970	14,024
2/21/13	5,872,650	U.S. Dollars (a)	5,872,650	7,000,000	New Zealand Dollar	5,873,543	893
2/21/13	4,195,250	U.S. Dollars (a)	4,195,250	5,000,000	New Zealand Dollar	4,195,388	138
2/21/13	3,346,360	U.S. Dollars (a)	3,346,360	4,000,000	New Zealand Dollar	3,356,311	9,951
2/21/13	2,515,920	U.S. Dollars (b)	2,515,920	3,000,000	New Zealand Dollar	2,517,233	1,313
2/21/13	2,493,690	U.S. Dollars (b)	2,493,690	3,000,000	New Zealand Dollar	2,517,233	23,543
2/21/13	3,323,940	U.S. Dollars (b)	3,323,940	4,000,000	New Zealand Dollar	3,356,311	32,371
2/21/13	3,061,474	U.S. Dollars (a)	3,061,474	20,000,000	Swedish Krona	3,142,534	81,060
2/21/13	3,074,629	U.S. Dollars (a)	3,074,629	20,000,000	Swedish Krona	3,142,534	67,905
2/21/13	3,024,733	U.S. Dollars (a)	3,024,733	19,310,800	Swedish Krona	3,034,243	9,510
2/21/13	2,021,453	U.S. Dollars (a)	2,021,453	12,928,000	Swedish Krona	2,031,334	9,881
2/21/13	4,000,000	U.S. Dollars (a)	4,000,000	4,880,040	Singapore Dollar	3,943,135	(56,865)
2/21/13	15,051,060	U.S. Dollars (a)	15,051,060	18,364,250	Singapore Dollar	14,838,551	(212,509)
2/21/13	4,058,195	U.S. Dollars (a)	4,058,195	5,000,000	Singapore Dollar	4,040,065	(18,130)
2/21/13	1,879,413	U.S. Dollars (b)	1,879,410	2,309,160	Singapore Dollar	1,865,831	(13,579)

			$685,947,534			$685,915,468	$(32,066)

(a)	Barclay’s PLC. is the counterparty for the open forward currency exchange contract held by the Fund as of January 31, 2013.
(b)	UBS AG. is the counterparty for the open forward currency exchange contract held by the Fund as of January 31, 2013.

See accompanying notes which are an integral part of these financial statements.

TEAM Asset Strategy Fund

Related Notes to the Schedule of Investments

January 31, 2013

(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The first in, first out method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Purchasing Put Options - The Fund may purchase put options. As the holder of a put option, the Fund has the right to sell the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may also purchase put options at a time when it does not own the underlying security. By purchasing put options on a security it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

Purchasing Call Options - The Fund may purchase call options. As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may also purchase call options on relevant stock indexes. Call options may also be purchased by the Fund for the purpose of acquiring the underlying securities for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to acquire the securities at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities in this manner may be less than the cost of acquiring the securities directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Forward Currency Exchange Contracts - The Fund may engage in foreign currency exchange transactions. The value of the Fund’s portfolio securities that are invested in non-U.S. dollar denominated instruments as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates, and the Fund may incur costs in connection with conversions between various currencies. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. The Fund will not, however, hold foreign currency except in connection with the purchase and sale of foreign portfolio securities. The Fund has engaged in foreign currency exchange transactions for the purpose of capitalizing on the movements of foreign currency value versus the U.S. dollar.

Futures Contracts - The Fund may enter into futures contracts and may short futures contracts to manage its exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract. Cash held at the broker as of January 31, 2013, is held for collateral for futures transactions and is restricted from withdrawal.

During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the fair value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, the Fund records a realized

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gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of entering into a contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss.

Security loans – Under the terms of the securities lending agreement with Huntington National Bank, the Fund may make loans of its portfolio securities (in an amount up to 33 1/3% of Fund assets) to parties such as broker-dealers, banks, or institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Adviser. Furthermore, loans will only be made if, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. In accordance with current positions of the staff of the SEC that a Fund may engage in loan transactions only under the following conditions: (1) a Fund must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable fees in connection with the loan; and (6) the Fund must be able to vote proxies on the securities loaned as deemed appropriate by the Adviser, either by terminating the loan or by entering into an alternative arrangement with the borrower. Cash received through loan transactions may be invested in any security in which a Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation). As of January 31, 2013, the Fund loaned commons stocks having a fair value of $2,525,646, and received $2,590,125 of cash collateral for the loan.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

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Equity securities, including common stocks and exchanged traded funds, are generally valued by using market quotations, furnished by a pricing service. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities are categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Fixed income securities that are valued using market quotations in an active market are categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities are generally categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities are categorized as Level 3 securities

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued using the amortized cost method of valuation, which the Board has determined represents fair value. These securities will be classified as Level 2 securities.

If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Derivative instruments the Fund invests in, such as forward currency exchange contracts and futures contracts, are valued by a pricing service at the interpolated rates based on the prevailing banking rates and are generally categorized as Level 2 securities.

Call and put options that the Fund invests in are generally traded on an exchange. The options in which the Funds invest are generally valued at the last trade price as provided by a pricing service. If the last sale price is not available, the options will be valued using the last bid price. The options will generally be categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before

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a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available. Any fair value pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2013.

	Valuation Inputs
Assets	Level 1 -Quoted Prices in Active Markets	Level 2 -Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$11,829,203	—	—	$11,829,203
Exchange - Traded Funds	3,381,420	—	—	3,381,420
Money Market Securities	10,084,661	—	—	10,084,661
Call Options Purchased	61,800	—	—	61,800
Put Options Purchased	460,500	—	—	460,500
Total Investments	$25,817,584	—	—	$25,817,584
Long Forward Currency Exchange Contracts	—	685,915,468	—	685,915,468

Total	$25,817,584	$685,915,468	—	$711,733,052

*	Refer to the Schedule of Investments for industry classifications.

	Valuation Inputs
Liabilities	Level 1 -Quoted Prices in Active Markets	Level 2 -Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks - Short*	(3,793,950)	—	—	(3,793,950)
Short Futures Contracts**	—	128,660	—	128,660
Short Forward Currency Exchange Contracts	—	(685,947,534)	—	(685,947,534)

Total	$(3,793,950)	$(685,818,874)	—	$(689,612,824)

*	Refer to the Schedule of Securities Sold Short for industry classifications .
**	Reflects net appreciation of short futures contracts .

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended January 31, 2013 the Fund had no transfers between Levels at anytime during the reporting period. The Trust recognizes significant transfers between fair value hierarchy levels at the end of the reporting period.

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Derivative Transactions – Call and put options purchased, foreign currency call and put options, futures contracts and long and short forward currency contracts are represented on the Statement of Assets and Liabilities under investments in securities at value, cash held at broker and receivable for forward currency contracts, respectively and on the Statement of Operations under net realized gain (loss) on investment securities and change in unrealized appreciation (depreciation) on option, forward currency exchange contracts, and futures contracts, respectively.

As of January 31, 2013, the Fund sold 400 futures contracts for delivery on March 2013. The Fund has recorded an unrealized gain of $128,600 as of January 31, 2013 related to these contracts. The Fund additionally recorded an asset of $74,500 as of January 31, 2013 related to the current day’s variation margin related to these contracts.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of March 28, 2013, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant       Valued Advisers Trust

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date 3/28/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date 3/28/2013

By	/s/ Robert W. Silva
Robert W. Silva, Interim Treasurer and Principal Financial Officer

Date 3/28/2013